Royalties (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of information about royalty arrangements [abstract]
Schedule of Royalties

	United States Dollar
Figures in millions unless otherwise stated	2025	2024	2023

South Africa	(25.3)	(3.2)	(3.1)
Peru	(15.9)	(7.1)	(7.0)
Ghana	(98.8)	(77.9)	(54.6)
Australia	(91.9)	(59.5)	(51.7)
Total royalties	(231.9)	(147.7)	(116.4)

Royalty rates
South Africa (effective rate)[1]	2.4%	0.5%	0.5%
Australia[2]	2.5%	2.5%	2.5%
Ghana[3]	5.0%	4.0% – 5.0%	4.1%
Peru[4]	4.8%	4.0%	4.1%
[1]The Mineral and Petroleum Resource Royalty Act 2008 (“Royalty Act”) was promulgated on 24 November 2008 and became effective from 1 March 2010. The Royalty Act imposes a royalty on refined (mineral resources that have undergone a comprehensive level of beneficiation such as smelting and refining as defined in Schedule 1 of the
Royalty Act) and unrefined (mineral resources that have undergone limited beneficiation as defined in Schedule 2 of the Royalty Act) minerals payable to the state. The royalty in respect of refined minerals (which include gold refined to 99.5% and above and platinum) is calculated by dividing earnings before interest and taxes (“EBIT”) by the product of 12.5 times gross revenue calculated as a percentage, plus an additional 0.5%. EBIT refers to taxable mining income (with certain exceptions such as no deduction for interest expense and foreign exchange losses) before assessed losses but after capital expenditure. A maximum royalty of 5% has been introduced on refined minerals. The effective rate of royalty tax payable for the year ended 31 December 2025 was 2.4% of mining revenue (2024: 0.5% and 2023: 0.5%) equalling the minimum charge per the formula.
[2]The Australian operations are subject to a 2.5% (2024: 2.5% and 2023: 2.5%) gold royalty on revenue as the mineral rights are owned by the state.
[3]Minerals are owned by the Republic of Ghana and held in trust by the President. Gold Fields signed a Development Agreement (“DA”) with the government of Ghana for both the Tarkwa and Damang mines. This agreement states that the Ghanaian operations will be subject to a sliding scale for royalty rates, linked to the prevailing gold price. The sliding scale is as follows:

Average gold price
Low value		High value	Royalty rate

US$0.00	–	US$1,299.99	3.0%
US$1,300.00	–	US$1,449.99	3.5%
US$1,450.00	–	US$2,299.99	4.0%
US$2,300.00	–	Unlimited	5.0%
[4]The Peruvian operations are subject to a mining royalty calculated on a sliding scale with rates ranging from 1% to 12% of the value of operating profit.